Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 6,794	$ 4,903
Accumulated depreciation	(4,336)	(3,424)
Property, Plant and equipment, net	2,458	1,479
Depreciation	891	639	454
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5,338	4,028
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	433	389
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,023	$ 486